Note 16 - Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Earnings Per Share [Text Block]

16. Loss Per Share

The table below shows our basic and diluted loss per share calculations (in thousands, except share and per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Net loss	$(49,790)	$(21,947)	$(84,408)	$(45,387)

Weighted average shares outstanding
Basic	18,395,983	299,780	9,359,655	299,001
Diluted	18,395,983	299,780	9,359,655	299,001

Basic loss per common share	$(2.71)	$(73.21)	$(9.02)	$(151.80)
Diluted loss per common share	$(2.71)	$(73.21)	$(9.02)	$(151.80)

The weighted-average shares of common stock outstanding for the three and six months ended June 30, 2019 have been retroactively restated as shares reflecting the exchange ratio established in the Recapitalization Transaction to effect the reverse recapitalization (1 Seller share for 0.112 HYMC share). Basic and diluted net loss per share is computed by dividing the net loss for the period by the weighted average number of common shares outstanding during the period. Loss per share amounts in the 2019 periods exclude the common share effects from certain of Seller’s debt instruments which are reflected in the 2020 periods.

Due to the Company’s net loss during the three and six months ended June 30, 2020 and 2019, there was no dilutive effect of common stock equivalents because the effects of such would have been anti-dilutive. Using the treasury stock method, the weighted-average common stock equivalents excluded from diluted loss per share calculations were 37.6 million shares (37.5 million shares related to warrants, and 0.1 million shares related to restricted stock units), for both the three and six months ended June 30, 2020. For the three and six months ended June 30, 2019, the weighted-average common stock equivalents excluded from diluted loss per share calculations using the treasury stock method were 37.5 million shares related to warrants. Unvested restricted stock units were excluded from common stock equivalent calculations because the number of shares required to settle such stock-based compensation awards is not known until the future vesting date.

15.  Earnings (Loss) Per Share

The table below shows our basic and diluted earnings (loss) per share calculations (in thousands, except share and per share amounts):

	Year Ended December 31,
	2019	2018
Net loss	$(98,895)	$(55,803)
Weighted average shares outstanding
Basic	2,739,505	2,645,194
Diluted	2,739,505	2,645,194
Basic earnings per common share	$(36.10)	$(21.10)
Diluted earnings per common share	$(36.10)	$(21.10)

There was no dilutive effect of common stock equivalents for the twelve months ended December 31,2019 or 2018 because the effect of their inclusion would have been anti-dilutive.

There was no dilutive effect of common stock equivalents for the years ended December 31, 2019 and 2018 because the effect of their inclusion would have been anti-dilutive. Using the treasury stock method, the weighted-average common stock equivalents excluded from diluted EPS were 152.2 million shares and 131.5 million shares for the years ended December 31, 2019 and 2018, respectively. The restricted stock units are not included in the common stock equivalents because the number of shares used to settle them in not known.